                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM 13F

                               ------------------

                              FORM 13F COVER PAGE

       REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: __MARCH 31, 2001__

Check here if Amendment / /;    Amendment Number:

    This Amendment (Check only one.):      / / is a restatement.
                                           / / adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     McCarthy Group Asset Management, Inc.
          ------------------------------------------------------------
Address:  1125 South 103rd Street, Suite 450
          ------------------------------------------------------------
          Omaha, Nebraska
          ------------------------------------------------------------
          68124
          ------------------------------------------------------------

Form 13F File Number: 28-    05489
                           ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard L. Jarvis
        ------------------------------------------------------------
Title:  Chairman
        ------------------------------------------------------------
Phone:  (402) 393-8281
        ------------------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Richard L. Jarvis               Omaha, Nebraska                     05/03/01
------------------------------   ------------------------------   ------------------------------
          [Signature]                     [City, State]                       [Date]

Report type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                     Name

28-
--------------------------------------   --------------------------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-
                                               --------------------------------------------

Form 13F Information Table Entry Total:        122
                                               --------------------------------------------

Form 13F Information Table Value Total:        $148,585
                                               --------------------------------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.                       Form 13F File Number      Name

NONE                      28-
-----------------------   -----------------------   -----------------------
[Repeat as necessary.]

McCarthy Group Asset Management, Inc.
FORM 13F
March 31, 2001

                                      TITLE OF              VALUE    SHARES/  SH/  PUT/  INVSTMT
NAME OF ISSUER                         CLASS      CUSIP    (X$1000)  PRN AMT  PRN  CALL  DSCRETN
--------------                        --------  ---------  --------  -------  ---  ----  -------
AAR Corp............................  COM       000361105     1201    94142   SH         Defined
AT&T Corp...........................  COM       001957109      489    22981   SH         Defined
AT & T--Liberty Media--A............  COM       001957208     3431   245039   SH         Defined
AVX Corp............................  COM       002444107     1731   100287   SH         Defined
Acceptance Insurance Companies......  COM       004308102     3690   904328   SH         Defined
Adaptec, Inc........................  COM       00651f108      392    45146   SH         Defined
Adelphia Communications Corp C......  COM       006848105     3291    81264   SH         Defined
Albertson's Inc.....................  COM       013104104     1720    54050   SH         Defined
Allstate Corp.......................  COM       020002101     2166    51650   SH         Defined
America Service Group, Inc..........  COM       023641109      785    31400   SH         Defined
American Classic Voyages Co.........  COM       024928103     1279   102348   SH         Defined
American International Group........  COM       026874107      380     4715   SH         Defined
American Power Conversion...........  COM       029066107     2289   177581   SH         Defined
Arden Realty Group Inc..............  COM       039793104      686    29068   SH         Defined
Astec Industries, Inc...............  COM       046224101      149    11400   SH         Defined
Avant! Corporation..................  COM       053487104      269    15620   SH         Defined
Avatar Holdings Inc. CV.............  CONV      053494AD2     1252   1365000  PRN        Defined
BNCCORP, Inc........................  COM       055936108      378    51193   SH         Defined
Bay View Capital Corp...............  COM       072621101      605   127722   SH         Defined
Berkshire Hathaway, Inc. Cl B.......  COM       084670207     3636     1671   SH         Defined
Black & Decker Corp.................  COM       091797100     1707    46460   SH         Defined
H & R Block Inc.....................  COM       093671105      913    18241   SH         Defined
Blyth, Inc..........................  COM       09643p108      436    18936   SH         Defined
Brooks Automation Inc...............  COM       11434a100      803    20195   SH         Defined
Brooktrout, Inc.....................  COM       114580103     1145   185024   SH         Defined
Camden Property Trust...............  COM       133131102      306     9200   SH         Defined
Capital Automotive REIT.............  COM       139733109     1026    64131   SH         Defined
Carnival Cruise Lines--Cl A.........  COM       143658102     2403    86838   SH         Defined
CarrAmerica Realty Corporation......  COM       144418100      649    22750   SH         Defined
Caseys General Stores Inc...........  COM       147528103      884    74037   SH         Defined
Cendant Corp........................  COM       151313103     3096   212180   SH         Defined
Clarion Com'l Holdings Cl. A........  COM       18051W109      160    20000   SH         Defined
Countrywide Credit Industries,......  COM       222372104     3039    61578   SH         Defined
Cox Communications, Inc Cl A........  COM       224044107      235     5273   SH         Defined
Crown American Realty...............  COM       228186102       71    10575   SH         Defined
Davox Corporation...................  COM       239208101      158    13865   SH         Defined
Deltek Systems, Inc.................  COM       24785a108       87    23070   SH         Defined
Dover Corp..........................  COM       260003108     1140    31820   SH         Defined
Ecolab Inc..........................  COM       278865100      261     6155   SH         Defined
Edwards Lifesciences Corporati......  COM       28176e108      652    33272   SH         Defined
Energen Corp........................  COM       29265n108      465    13164   SH         Defined
Energizer Holdings, Inc.............  COM       29266r108     2004    80168   SH         Defined
Excel Legacy Corp...................  COM       300665106       91    38100   SH         Defined
Freddie Mac.........................  COM       313400301     2509    38708   SH         Defined
Fannie Mae..........................  COM       313586109      549     6901   SH         Defined
Ferro Corporation...................  COM       315405100      201     9900   SH         Defined
Gainsco Inc.........................  COM       363127101      309   171599   SH         Defined

                                             VOTING AUTHORITY
                                      -------------------------------
                                      OTHER
NAME OF ISSUER                        MGRS    SOLE    SHARED   NONE
--------------                        -----  -------  ------  -------
AAR Corp............................           88137             6005
AT&T Corp...........................           22134              847
AT & T--Liberty Media--A............          231715            13324
AVX Corp............................           98087             2200
Acceptance Insurance Companies......          904328
Adaptec, Inc........................           45146
Adelphia Communications Corp C......           76656             4608
Albertson's Inc.....................           44850             9200
Allstate Corp.......................           50450             1200
America Service Group, Inc..........           31400
American Classic Voyages Co.........           99576             2772
American International Group........            3628             1087
American Power Conversion...........          167844             9737
Arden Realty Group Inc..............           29068
Astec Industries, Inc...............           11400
Avant! Corporation..................           15620
Avatar Holdings Inc. CV.............          545000           820000
BNCCORP, Inc........................           51193
Bay View Capital Corp...............          115347            12375
Berkshire Hathaway, Inc. Cl B.......            1601               70
Black & Decker Corp.................           46460
H & R Block Inc.....................           18241
Blyth, Inc..........................           18936
Brooks Automation Inc...............           20195
Brooktrout, Inc.....................          175231             9793
Camden Property Trust...............            9200
Capital Automotive REIT.............           64131
Carnival Cruise Lines--Cl A.........           83798             3040
CarrAmerica Realty Corporation......           22750
Caseys General Stores Inc...........           74037
Cendant Corp........................          202231             9949
Clarion Com'l Holdings Cl. A........                            20000
Countrywide Credit Industries,......           57428             4150
Cox Communications, Inc Cl A........            5273
Crown American Realty...............           10575
Davox Corporation...................           13865
Deltek Systems, Inc.................           23070
Dover Corp..........................           31820
Ecolab Inc..........................            3725             2430
Edwards Lifesciences Corporati......           33272
Energen Corp........................           13164
Energizer Holdings, Inc.............           76698             3470
Excel Legacy Corp...................           38100
Freddie Mac.........................           37306             1402
Fannie Mae..........................            6901
Ferro Corporation...................            9900
Gainsco Inc.........................          169878             1721


                                      TITLE OF              VALUE    SHARES/  SH/  PUT/  INVSTMT
NAME OF ISSUER                         CLASS      CUSIP    (X$1000)  PRN AMT  PRN  CALL  DSCRETN
--------------                        --------  ---------  --------  -------  ---  ----  -------
Gannett Co Inc......................  COM       364730101      329     5512   SH         Defined
Gillette Company....................  COM       375766102      974    31255   SH         Defined
Highwoods Properties, Inc...........  COM       431284108      734    29762   SH         Defined
Horace Mann Educators...............  COM       440327104      805    45475   SH         Defined
IHOP Corp...........................  COM       449623107     1856    92808   SH         Defined
Illinois Tool Works Inc.............  COM       452308109      796    14004   SH         Defined
International Flavors & Fragra......  COM       459506101     2574   116692   SH         Defined
Interpublic Group Cos Inc...........  COM       460690100      510    14860   SH         Defined
iShares MSCI Singapore..............  COM       464286673       56    10390   SH         Defined
iShares MSCI Malaysia...............  COM       464286830      154    32950   SH         Defined
iShares S&P SC 600/Value............  COM       464287879     2129    28200   SH         Defined
Johnson Controls....................  COM       478366107     1507    24120   SH         Defined
Key Energy Group CV.................  CONV      492914AF3     1483   1690000  PRN        Defined
Kimball Intl Cl B...................  COM       494274103      501    37250   SH         Defined
Knight-Ridder Inc...................  COM       499040103      808    15052   SH         Defined
Level 3 Communications, Inc.........  COM       52729n100     2652   152625   SH         Defined
Lincoln Electric Holdings...........  COM       533900106     1806    83992   SH         Defined
M & F Worldwide Corp................  COM       552541104      196    40000   SH         Defined
MKS Instruments Inc.................  COM       55306n104     1512    80831   SH         Defined
Mattel, Inc.........................  COM       577081102     3169   178608   SH         Defined
McCormick & Co......................  COM       579780206     1746    41579   SH         Defined
McDonald's Corp.....................  COM       580135101     1097    41333   SH         Defined
Merck & Co..........................  COM       589331107      250     3290   SH         Defined
Metris Companies, Inc...............  COM       591598107      935    45000   SH         Defined
S & P 400 Mid-Cap Dep Receipts......  COM       595635103     1942    23014   SH         Defined
Motorola Inc........................  COM       620076109     2219   155624   SH         Defined
Nasdaq-100 Index Shares.............  COM       631100104      296     7560   SH         Defined
Newfield Exploration Company........  COM       651290108      433    12400   SH         Defined
North Fork Bancorporation...........  COM       659424105     1378    53091   SH         Defined
NOVA Corporation....................  COM       669784100     2045   110882   SH         Defined
Novastar Financial, Inc.............  COM       669947400     5137   870640   SH         Defined
Novell, Inc.........................  COM       670006105      427    85317   SH         Defined
Parker Drilling CV..................  CONV      701081AD3     2785   3060000  PRN        Defined
Paxar Corporation...................  COM       704227107      477    38185   SH         Defined
Penn Treaty American Corp...........  COM       707874103      398    39100   SH         Defined
Pepsiamericas Inc...................  COM       71343p200      317    20305   SH         Defined
Prentiss Properties Trust...........  COM       740706106      632    25626   SH         Defined
R.H. Donnelley Corp.................  COM       74955w307     2034    70126   SH         Defined
RLI Corp............................  COM       749607107      737    18047   SH         Defined
Redwood Trust, Inc..................  COM       758075402     2116   107396   SH         Defined
Republic Services, Inc..............  COM       760759100     3889   207422   SH         Defined
Reynolds & Reynolds -- CL A.........  COM       761695105     1121    58222   SH         Defined
Standard & Poor's 500 Deposito......  COM       78462f103    10856    93031   SH         Defined
SPSS, Inc...........................  COM       78462k102      245    14460   SH         Defined
Schulman A Inc......................  COM       808194104      190    15940   SH         Defined
Service Corporation Internatio......  COM       817565104      535   112542   SH         Defined
Shurgard Storage Centers-A..........  COM       82567d104      677    25651   SH         Defined
Silicon Storage Technology, In......  COM       827057100      541    62274   SH         Defined
Somanetics Corp New.................  COM       834445405       71    30000   SH         Defined
Stewart Enterprises Inc Cl. A.......  COM       860370105      992   199700   SH         Defined
Suiza Foods Corp....................  COM       865077101      255     5312   SH         Defined

                                             VOTING AUTHORITY
                                      -------------------------------
                                      OTHER
NAME OF ISSUER                        MGRS    SOLE    SHARED   NONE
--------------                        -----  -------  ------  -------
Gannett Co Inc......................            5512
Gillette Company....................           31255
Highwoods Properties, Inc...........           29762
Horace Mann Educators...............           40945             4530
IHOP Corp...........................           85488             7320
Illinois Tool Works Inc.............           14004
International Flavors & Fragra......          111515             5177
Interpublic Group Cos Inc...........           14860
iShares MSCI Singapore..............           10390
iShares MSCI Malaysia...............           32950
iShares S&P SC 600/Value............           28200
Johnson Controls....................           24120
Key Energy Group CV.................          690000          1000000
Kimball Intl Cl B...................           31750             5500
Knight-Ridder Inc...................           14382              670
Level 3 Communications, Inc.........          125738            26887
Lincoln Electric Holdings...........           82492             1500
M & F Worldwide Corp................           34700             5300
MKS Instruments Inc.................           76556             4275
Mattel, Inc.........................          167303            11305
McCormick & Co......................           40353             1226
McDonald's Corp.....................           41333
Merck & Co..........................            1790             1500
Metris Companies, Inc...............           41403             3597
S & P 400 Mid-Cap Dep Receipts......           23014
Motorola Inc........................          150825             4799
Nasdaq-100 Index Shares.............            7560
Newfield Exploration Company........           12400
North Fork Bancorporation...........           51951             1140
NOVA Corporation....................          101512             9370
Novastar Financial, Inc.............          770640           100000
Novell, Inc.........................           85317
Parker Drilling CV..................          800000          2260000
Paxar Corporation...................           38185
Penn Treaty American Corp...........                            39100
Pepsiamericas Inc...................           19381              924
Prentiss Properties Trust...........           25626
R.H. Donnelley Corp.................           66176             3950
RLI Corp............................           16960             1087
Redwood Trust, Inc..................           75296            32100
Republic Services, Inc..............          195281            12141
Reynolds & Reynolds -- CL A.........           44371            13851
Standard & Poor's 500 Deposito......           93031
SPSS, Inc...........................           14460
Schulman A Inc......................           15940
Service Corporation Internatio......           82502            30040
Shurgard Storage Centers-A..........           25651
Silicon Storage Technology, In......           62274
Somanetics Corp New.................                            30000
Stewart Enterprises Inc Cl. A.......          174000            25700
Suiza Foods Corp....................            5312


                                      TITLE OF              VALUE    SHARES/  SH/  PUT/  INVSTMT
NAME OF ISSUER                         CLASS      CUSIP    (X$1000)  PRN AMT  PRN  CALL  DSCRETN
--------------                        --------  ---------  --------  -------  ---  ----  -------
Sunquest Information Systems,.......  COM       867654105      245    19770   SH         Defined
Superior Industries Intl, Inc.......  COM       868168105      570    16500   SH         Defined
Taubman Centers Inc.................  COM       876664103      249    20700   SH         Defined
Templeton Dragon Fund Inc...........  COM       88018t101      174    21700   SH         Defined
Texaco Inc..........................  COM       881694103     1750    26348   SH         Defined
Thermo Electron Corp................  CONV      883556AH5       14    15000   PRN        Defined
Torchmark Corp......................  COM       891027104     2424    62421   SH         Defined
Tricon Global Restaurants...........  COM       895953107     1855    48570   SH         Defined
UCAR International..................  COM       90262k109     1199   103343   SH         Defined
United Dominion Rlty Tr.............  COM       910197102      417    32800   SH         Defined
U.S. Industries, Inc................  COM       912080108      679   116335   SH         Defined
Universal Stainless & Alloy.........  COM       913837100      398    53000   SH         Defined
Utah Medical Products Inc...........  COM       917488108      236    26172   SH         Defined
Valassis Communications Inc.........  COM       918866104     2314    79776   SH         Defined
Vesta Insurance Group...............  COM       925391104      665   100000   SH         Defined
Vintage Petroleum Inc...............  COM       927460105      746    36682   SH         Defined
Washington Mutual, Inc..............  COM       939322103      688    12559   SH         Defined
Waste Management, Inc...............  COM       941061109     2989   121000   SH         Defined
Wausau-Mosinee Paper Corporati......  COM       943315101      328    25200   SH         Defined
Wells Fargo Corporation.............  COM       949746101      558    11271   SH         Defined
Worldcom, Inc.......................  COM       98157D106     1836    98224   SH         Defined
Worthington Inds Inc Com............  COM       981811102      509    54715   SH         Defined
Zale Corporation....................  COM       988858106      824    28431   SH         Defined
Trenwick Group Inc..................  COM       g9032c109      481    24375   SH         Defined
REPORT SUMMARY......................   122 DATA RECORDS     148585        0

                                             VOTING AUTHORITY
                                      -------------------------------
                                      OTHER
NAME OF ISSUER                        MGRS    SOLE    SHARED   NONE
--------------                        -----  -------  ------  -------
Sunquest Information Systems,.......           19770
Superior Industries Intl, Inc.......           16500
Taubman Centers Inc.................           20700
Templeton Dragon Fund Inc...........           21700
Texaco Inc..........................           26348
Thermo Electron Corp................           15000
Torchmark Corp......................           62421
Tricon Global Restaurants...........           48570
UCAR International..................           92093            11250
United Dominion Rlty Tr.............           32800
U.S. Industries, Inc................          106975             9360
Universal Stainless & Alloy.........                            53000
Utah Medical Products Inc...........           16366             9806
Valassis Communications Inc.........           76096             3680
Vesta Insurance Group...............                           100000
Vintage Petroleum Inc...............           36682
Washington Mutual, Inc..............           12559
Waste Management, Inc...............          115108             5892
Wausau-Mosinee Paper Corporati......           25200
Wells Fargo Corporation.............           11271
Worldcom, Inc.......................           95457             2767
Worthington Inds Inc Com............           54715
Zale Corporation....................           28431
Trenwick Group Inc..................                            24375
REPORT SUMMARY......................